Condensed Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 614,066	$ 1,060,921
Prepaid insurance	65,625	65,625
Prepaid expenses and other current assets	20,000	20,000
TOTAL CASH AND CASH EQUIVALENTS	614,066	1,060,921
Total current assets	699,691	1,146,546
Deferred offering costs				25,000
Marketable securities held in Trust Account	178,582,550	177,124,457
Long-term prepaid insurance	5,327	21,734
TOTAL ASSETS	179,287,568	178,292,737		25,000
Deposits:
Accrued expenses	59,031	102,889		4,791
Total current liabilities	65,678	109,536		5,112
Deferred underwriting fee payable	6,900,000	6,900,000
TOTAL LIABILITIES	6,965,678	7,009,536		5,112
Commitments and Contingencies (Note 7)
Class A ordinary shares subject to possible redemption, 17,250,000 and 0 shares at redemption value of $10.27 and $0 per share at December 31, 2025 and 2024, respectively	178,582,550	177,124,457
Stockholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding at December 31, 2025 and 2024
Additional paid-in capital				24,425
Accumulated deficit	(6,261,235)	(5,841,831)		(5,112)
TOTAL STOCKHOLDERS’ EQUITY	(6,260,660)	(5,841,256)		19,888
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY	179,287,568	178,292,737		25,000
Old Glory Holding Co [Member]
Current assets:
Cash and due from banks	6,680,000	5,875,000		23,602,000
Federal funds sold	6,965,000	18,065,000		40,564,000
Excess balance account at the Federal Reserve	8,689,000	23,183,000		109,894,000
Interest bearing deposits with other banks	23,637,000	25,276,000		545,000
TOTAL CASH AND CASH EQUIVALENTS	45,971,000	72,399,000		174,605,000
Investment securities available for sale (amortized cost $203,357 and $163,257 at March 31, 2026 and December 31, 2025, respectively)	202,916,000	162,706,000		423,000
Mortgage loans held for sale	3,326,000	600,000		739,000
Loans receivable	22,631,000	17,702,000		3,785,000
Less: allowance for credit losses	(369,000)	(227,000)		(43,000)
NET LOANS	22,262,000	17,475,000		3,742,000
Restricted stock	38,000	38,000		38,000
Premises and equipment	471,000	423,000		478,000
Core deposit intangible	95,000	98,000		112,000
Accrued interest	521,000	356,000		27,000
Deferred technology expenses	2,608,000	2,624,000		3,155,000
Other assets	1,142,000	702,000		82,000
TOTAL ASSETS	279,350,000	257,421,000		183,401,000
Deposits:
Non interest bearing	103,324,000	92,241,000		60,392,000
Interest bearing	166,195,000	154,457,000		112,617,000
TOTAL DEPOSITS	269,519,000	246,698,000		173,009,000
Accrued interest and other liabilities	936,000	949,000		126,000
TOTAL LIABILITIES	270,455,000	247,647,000		173,135,000
Commitments and Contingencies (Note 7)
Stockholders’ Equity:
Surplus	61,103,000	57,547,000		42,657,000
Accumulated other comprehensive loss	(441,000)	(551,000)		(11,000)
Accumulated deficit	(51,771,000)	(47,226,000)		(32,384,000)
TOTAL STOCKHOLDERS’ EQUITY	8,895,000	9,774,000		10,266,000
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY	279,350,000	257,421,000		183,401,000
Common Class A [Member]
Stockholders’ Equity:
Common Stock, value
Common Class A [Member] | Old Glory Holding Co [Member]
Stockholders’ Equity:
Common Stock, value	2,000	2,000		2,000
Common Class B [Member]
Stockholders’ Equity:
Common Stock, value	575	575	[1]	575	[1]
Common Class B [Member] | Old Glory Holding Co [Member]
Stockholders’ Equity:
Common Stock, value	2,000	2,000		2,000
Related Party [Member]
Deposits:
Due to related party	$ 6,647	$ 6,647		$ 321

[1]	At December 31, 2024, included 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.